29 Provisions for Legal Claims and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Provisions For Legal Claims And Contingent Liabilities [Abstract]
Schedule of changes in provisions for litigation

29.1.1     Changes in provision for legal claims rated as involving probable losses

		Income
	Balances as of	Provision for litigations		Construction cost	Additions (Reversals)		Transfers/	Balances as of
	January 1, 2019	Additions	Reversals	Additions/(Rev.)	to assets	Discharges	Others	December 31, 2019
Tax
Cofins (a)	102,603	4,307	(2,626)	-	-	-	-	104,284
Others (b)	54,494	4,841	(14,258)	-	-	(1,258)	27,687	71,506
	157,097	9,148	(16,884)	-	-	(1,258)	27,687	175,790
Labors (c)	612,782	194,550	(23)	-	-	(134,247)	-	673,062
Employee benefits (d)	85,199	27,426	(18,747)	-	-	(7,581)	-	86,297
Civil
Civil and administrative claims (e)	492,934	101,438	(36,271)	-	-	(221,139)	-	336,962
Easements (f)	118,147	711	(3,470)	12,456	1,012	(1,891)	45	127,010
Expropriations and property (g)	116,401	2,844	(4,501)	(2,935)	7,109	(161)	-	118,757
Customers (h)	5,209	390	(643)	-	-	-	-	4,956
Environmental (i)	3,531	1,332	(566)	-	-	(226)	-	4,071
	736,222	106,715	(45,451)	9,521	8,121	(223,417)	45	591,756
Regulatory (j)	73,473	7,926	(546)	-	-	(1,045)	-	79,808
	1,664,773	345,765	(81,651)	9,521	8,121	(367,548)	27,732	1,606,713
Noncurrent	1,664,773							1,606,713

		Income
	Balance as of January 01,2018	Provision for litigations		Construction cost	Asset additions	Discharges	Transfers / Others	Balance as of December 31,2018
		Additions	Reversals	Additions/ (Rev.)
Tax
Cofins (a)	79,748	22,855	-	-	-	-	-	102,603
Others (b)	58,793	7,722	(26,695)	-	-	(6,325)	20,999	54,494
	138,541	30,577	(26,695)	-	-	(6,325)	20,999	157,097
Labors (c)	475,631	232,195	(2,400)	-	-	(92,644)	-	612,782
Employee benefits (d)	89,439	11,089	(10,062)	-	-	(5,267)	-	85,199
Civil
Civil and administrative claims (e)	527,613	119,633	(118,652)	-	-	(36,005)	345	492,934
Easements (f)	110,936	2,179	(305)	(4,600)	8,477	(1,474)	2,934	118,147
Expropriations and property (g)	95,627	156	(1,350)	4,032	18,168	(232)	-	116,401
Consumers (h)	8,377	464	(1,469)	-	-	(2,163)	-	5,209
Environmental (i)	1,584	2,570	(562)	-	-	(61)	-	3,531
	744,137	125,002	(122,338)	(568)	26,645	(39,935)	3,279	736,222
Regulatory (j)	64,316	9,296	(139)	-	-	-	-	73,473
	1,512,064	408,159	(161,634)	(568)	26,645	(144,171)	24,278	1,664,773
Current	112,000							-
Noncurrent	1,400,064							1,664,773

Schedule of contingent liabilities

The following information concerns the nature of contingent liabilities of the Company and potential losses arising therefrom:

	12.31.2019	12.31.2018
Tax (a)	628,546	568,512
Labor (29.1.2 - c)	419,917	311,777
Employee benefits (29.1.2 - d)	21,338	19,099
Civil (d)	1,273,928	1,286,466
Regulatory (e)	1,141,420	866,836
	3,485,149	3,052,690